Note 22 Liabilities Under Insurance Contracts And Reinsurance Contracts Issued (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	€ 10,535,000,000	€ 9,951,000,000
Mathematical reserves member [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	9,184,000,000	8,731,000,000
Provision for upaid claims reported member [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	694,000,000	672,000,000
Provisions for unexpired risks and other provisions [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	€ 657,000,000	€ 548,000,000